Related Party Transactions and Balances (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Loans receivable from related parties	$ 3,606,365			$ 1,102,593
Related companies of non-controlling investors of Feng Hui [Member]
Related Party Transaction [Line Items]
Proceeds from disposal of loans receivable to a related party	6,731,882			2,445,094
Loans receivable from related parties	$ 3,606,365			$ 1,113,730